Segment Information (classes of similar products/services) (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 1,340,208	$ 1,276,297	$ 1,257,805
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	177,881	165,684	166,231
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	753,318	746,892	743,123
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	107,109	84,935	96,870
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	264,549	245,596	220,184
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,496	11,357	11,730
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 25,855	$ 21,833	$ 19,667